Trade receivables and other current assets (Tables)	12 Months Ended
Dec. 31, 2025
Trade receivables and other current assets
Schedule of trade receivables and other current assets

	December 31, 2025	December 31, 2024
Trade receivables	31,743	32,886
Deposits and prepayments	4,648	4,274
VAT refundable	7,079	4,962
Other receivables	53	9
Total	43,523	42,131